File Nos. 333-274096 and 811-23895

THE 2023 ETF SERIES TRUST II

GMO International Quality ETF

GMO International Value ETF

GMO Beyond China ETF

GMO U.S. Value ETF

GMO Systematic Investment Grade Credit ETF

Supplement dated July 28, 2025 to the
The 2023 ETF Series Trust II Statement of Additional Information,
dated October 28, 2024, as supplemented (the “SAI”)

The section captioned “Officers” on page 70 of the SAI is replaced with the following:

Officers. Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is The 2023 ETF Series Trust II c/o Grantham, Mayo, Van Otterloo & Co. LLC, 53 State Street, Boston, Massachusetts 02109.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Tara Pari (1976)	President	Since July 2025	Head of Fund Reporting, Risk and Controls and Proxy Voting (October 2021 – present), Grantham, Mayo, Van Otterloo & Co. LLC; Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 – present).
Betty Maganzini (1972)	Treasurer	Since July 2025	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).
Douglas Y Charton (1982)	Secretary	Since July 2025	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present).
Greg Pottle (1971)	Chief Compliance Officer	Since July 2025	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Effective July 31, 2025, Goldman Sachs & Co. LLC no longer provides board support services, and no longer serves as a consultant to GMO. Accordingly, the sections captioned “Consultant to GMO” and “Board Support Services” on page 60 and 64 of the SAI, respectively, are deleted, and all references to Goldman Sachs & Co. LLC are deleted.

Effective July 31, 2025, the section captioned “Fund Officer Services” on page 64 of the SAI is deleted.

The Trust’s address has changed to 53 State Street, Boston, Massachusetts 02109. All references to the Trust’s former address in the SAI are hereby deleted and replaced with 53 State Street, Boston, Massachusetts 02109.

Shareholders should retain this Supplement for future reference.

File Nos. 333-274096 and 811-23895

THE 2023 ETF SERIES TRUST II

GMO U.S. Quality ETF

Supplement dated July 28, 2025 to the
The 2023 ETF Series Trust II Statement of Additional Information,
dated November 1, 2024 (the “SAI”)

The section captioned “Officers” on page 59 of the SAI is replaced with the following:

Officers. Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is The 2023 ETF Series Trust II c/o Grantham, Mayo, Van Otterloo & Co. LLC, 53 State Street, Boston, Massachusetts 02109.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Tara Pari (1976)	President	Since July 2025	Head of Fund Reporting, Risk and Controls and Proxy Voting (October 2021 – present), Grantham, Mayo, Van Otterloo & Co. LLC; Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – November 2020); Head of Fund Reporting Risk and Controls, Grantham, Mayo, Van Otterloo & Co. LLC (November 2020 – present).
Betty Maganzini (1972)	Treasurer	Since July 2025	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).
Douglas Y Charton (1982)	Secretary	Since July 2025	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present).
Greg Pottle (1971)	Chief Compliance Officer	Since July 2025	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Effective July 31, 2025, Goldman Sachs & Co. LLC no longer provides board support services, and no longer serves as a consultant to GMO. Accordingly, the sections captioned “Consultant to GMO” and “Board Support Services” on page 60 and 64 of the SAI, respectively, are deleted, and all references to Goldman Sachs & Co. LLC are deleted.

Effective July 31, 2025, the section captioned “Fund Officer Services” on page 64 of the SAI is deleted.

The Trust’s address has changed to 53 State Street, Boston, Massachusetts 02109. All references to the Trust’s former address in the SAI are hereby deleted and replaced with 53 State Street, Boston, Massachusetts 02109.

Shareholders should retain this Supplement for future reference.